Contingencies and Commitments (Details 2) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Disclosure of commitments and contingent [Line Items]
Subsidiary	Aguas CCU-Nestlé Chile S.A.
Court
Legal proceeding one [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Comercial CCU S.A.
Court	Labour Court.
Description	Labor trial.
Status	Appeal of first instance verdict.
Estimated accrued loss contingency	$ 17,604
Legal proceeding two [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Comercial CCU S.A.
Court	Labour Court.
Description	Labor trial.
Status	Appeal of first instance verdict.
Estimated accrued loss contingency	$ 21,268
Legal proceeding three [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Comercial CCU S.A.
Court	Labour Court.
Description	Labor trial.
Status	Appeal of first instance verdict.
Estimated accrued loss contingency	$ 26,027
Legal proceeding four [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Viña San Pedro Tarapacá S.A.
Court	Labour Court.
Description	Labor trial.
Status	Execution phase.
Estimated accrued loss contingency	$ 15,000
Legal proceeding five [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		$ 17,000
Legal proceeding six [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Ruling enforcement.
Estimated accrued loss contingency		18,000
Legal proceeding seven [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Commercial Court.
Description	Distributor claim for to the termination of distribution agreeent.
Status	Evidentiary stage.
Estimated accrued loss contingency		38,000
Legal proceeding eight [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		36,000
Legal proceeding nine [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		39,000
Legal proceeding ten [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		37,000
Legal proceeding eleven [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		35,000
Legal proceeding twelve [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		24,000
Legal proceeding thirteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		39,000
Legal proceeding fourteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Description	Several Tax claims.
Status	Evidentiary stage.
Estimated accrued loss contingency		383,000
Legal proceeding fifteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía S.A.I.C.
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		51,000
Legal proceeding sixteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía S.A.I.C.
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		42,000
Legal Proceeding Seventeen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía S.A.I.C.
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency		$ 18,000